Lease (Tables)	12 Months Ended
Dec. 31, 2025
Lease
Schedule of cash flow information related to operating leases

	For the year ended December 31,
	2024	2025
	RMB	RMB
Cash payments for operating leases	44,170	65,186
ROU assets obtained in exchange for operating lease liabilities	94,078	147,616

Schedule of future lease payment under operating leases

Operating leases
RMB
Year ending December 31,
2026	84,803
2027	79,441
2028	71,166
2029	30,364
2030 and thereafter	11,832
Total future lease payments	277,606
Less: Imputed interest	(17,706)
Total lease liability balance	259,900